Stockholders' Equity - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (120,700)	$ (109,629)
Ending balance	268,163	(120,700)
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	135	36
Net unrealized gain	(1,674)	99
Ending balance	(1,539)	135
Foreign Currency Translation, Net of Tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	135	36
Net unrealized gain	(187)	99
Ending balance	(52)	135
Unrealized Losses on Available-for-Sale Debt Securities, Net of Tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0
Net unrealized gain	(1,487)	0
Ending balance	$ (1,487)	$ 0